UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sage Asset Management, LP
Address: 500 Fifth Avenue
         Suite 930
         New York, NY  10110

13F File Number:  28-05821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry G. Haimes
Title:     Co-Portfolio Manager
Phone:     (212) 521-0908

Signature, Place, and Date of Signing:

     /s/ Barry G. Haimes     New York, NY     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $80,652 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA          CL A             G1150G111      711    18700 SH       SOLE                    18700        0        0
ACCENTURE LTD BERMUDA          CL A             G1150G111     3040    80000 SH  CALL SOLE                    80000        0        0
AERCAP HOLDINGS NV             SHS              N00985106     2456   231500 SH       SOLE                   231500        0        0
ALPHA NATURAL RESOURCES INC    COM              02076X102     2361    45900 SH       SOLE                    45900        0        0
BOISE INC                      COM              09746Y105     1999  1281510 SH       SOLE                  1281510        0        0
BUNGE LIMITED                  COM              G16962105     1895    30000 SH  CALL SOLE                    30000        0        0
CANO PETE INC                  COM              137801106     2649  1146601 SH       SOLE                  1146601        0        0
CF INDS HLDGS INC              COM              125269100     3302    36100 SH       SOLE                    36100        0        0
CONSOL ENERGY INC              COM              20854P109     4119    89750 SH       SOLE                    89750        0        0
CONSOL ENERGY INC              COM              20854P109     2295    50000 SH  CALL SOLE                    50000        0        0
DEERE & CO                     COM              244199105     2386    48200 SH       SOLE                    48200        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702      745   100000 SH  CALL SOLE                   100000        0        0
GENERAL ELECTRIC CO            COM              369604103    12814   502500 SH  CALL SOLE                   502500        0        0
ISHARES TR                     RUSSELL 2000     464287655    20400   300000 SH  CALL SOLE                   300000        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     6724   100000 SH  CALL SOLE                   100000        0        0
MERRILL LYNCH & CO INC         COM              590188108     3532   139600 SH       SOLE                   139600        0        0
PATRIOT COAL CORP              COM              70336T104     1628    56050 SH       SOLE                    56050        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     2685    76360 SH       SOLE                    76360        0        0
POTASH CORP SASK INC           COM              73755L107     2614    19800 SH       SOLE                    19800        0        0
RESEARCH IN MOTION LTD         COM              760975102     1947    28500 SH       SOLE                    28500        0        0
WACHOVIA CORP NEW              COM              929903102      350   100000 SH  CALL SOLE                   100000        0        0